Subsequent Events (Details)							3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 15, 2024 CAD ($)	Aug. 19, 2024 CAD ($)	Aug. 15, 2024 CAD ($)	Aug. 14, 2024 CAD ($)	Jul. 05, 2024 CAD ($)	Jun. 12, 2023 USD ($)	Jun. 30, 2024 CAD ($) $ / shares shares	Jun. 30, 2023 CAD ($)	Jun. 30, 2024 CAD ($) $ / shares shares	Jun. 30, 2023 CAD ($)	Sep. 30, 2023 CAD ($) $ / shares shares	Oct. 31, 2023 CAD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 CAD ($) shares	Sep. 30, 2021 shares
Subsequent Events [Line Items]
Amendments to the credit facility							$ 6,000,000		$ 6,000,000
Gain on lease modification							(1,819)		204,146
Non-controlling interests											$ (9,206,016)			$ (5,901,084)
Aggregate of principal amount						$ 44,000,000
Common shares issued (in Shares) | shares							198,684		198,684		167,610		167,610	167,610	124,793
PIPE investors											42.80%		42.80%
Conversion price | $ / shares							$ 11.17		$ 11.17		$ 10
Aggregate equity value											$ 200,000,000
Aggregate shares (in Shares) | shares											855,440		855,440
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.0001
Prospector shares (in Shares) | shares							36,484,680		36,484,680		6,749,002		6,749,002	6,143,998
Common shares outstanding percentage											69.50%		69.50%
Weighted average price (in Dollars)													$ 12
Additional equity capital				$ 35
Unencumbered cash balance									$ 5,000,000
Subsequent Events [Member]
Subsequent Events [Line Items]
Amendments to the credit facility												$ 1,500,000
Gain on lease modification											$ 159,263
Total penalties											259,229
Purchase price														$ 57,724
Non-controlling interests											9,508,328
Other component of equity											2,431,688
Reduction of deficit											$ 7,134,364
Aggregate of principal amount				9,000,000
Cash requirement				5,000,000
Equity investment	$ 1,000		$ 1,000,000
Gross proceeds amount	35,000,000
Company fee					$ 125,000
Unencumbered cash balance				250,000
Cash covenant		$ 250,000
Top of range [member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Amendments to the credit facility												10,000,000
Percentage of interest											100.00%
Gross proceeds amount	35,000,000
Short-Term [Member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Amendments to the credit facility												5,000,000
Percentage of interest											60.00%
Equity investment	5,000,000
Gross proceeds amount	$ 5
Tranche A [Member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Amendments to the credit facility		6,000,000										2,500,000
DE-SPAC [Member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Amendments to the credit facility												$ 0
Desjardins [Member]
Subsequent Events [Line Items]
Company fee									$ 75,000
Tranche B [Member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Amendments to the credit facility		$ 3,000,000
DE-SPAC [Member]
Subsequent Events [Line Items]
Cash requirement				$ 250,000
PIPE Warrants [Member]
Subsequent Events [Line Items]
Aggregate shares (in Shares) | shares							1		1
Prospector shares (in Shares) | shares											965,749		965,749
Common Shares [Member]
Subsequent Events [Line Items]
Common Stock, Shares Outstanding											$ 20,000,000
Conversion price | $ / shares													$ 10
Weighted average price (in Dollars)													$ 14
Common Shares [Member] | PIPE Warrants [Member]
Subsequent Events [Line Items]
Common shares issued (in Shares) | shares											8,553,434		8,553,434
Weighted average price (in Dollars)													$ 16
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
PIPE investors											39.00%		39.00%
Conversion price | $ / shares											$ 10.93
Trust account											$ 9,300,000
Prospector shares (in Shares) | shares											1,338,616		1,338,616
Class A Ordinary Shares [Member] | Business Combination [Member]
Subsequent Events [Line Items]
Prospector shares (in Shares) | shares											1,338,616		1,338,616